8. BUSINESS ACQUISITION AND DISPOSAL (Details 2) (USD $)	Dec. 31, 2012	Mar. 29, 2012	May 23, 2012 White Hawk [Member]
Cash received at closing		$ 1,500,000	$ 500,000
Cash received on June 29, 2012			500,000
Payment to Excellong E&P-2			1,000,000
Total cash consideration			2,000,000
Less fair value of warrants issued at $1.25 per share			(1,586)
Less fair value of warrants issued at $1.50 per share			(1,000)
Less: purchase price adjustment for net field income activity for March 2012 through sale date			(58,332)
Total sale price	$ 5,036,823	$ 3,750,000	$ 1,939,082